LORD ABBETT INVESTMENT TRUST

Lord Abbett Multi-Asset Income Fund

Supplement dated April 29, 2016 to the

Summary Prospectus dated April 1, 2016

Effective May 1, 2016, the following tables replace the tables included in the section “Fees and Expenses” on pages 2 and 3 of the summary prospectus:

Shareholder Fees (Fees paid directly from your investment)
Class			A		B	C	F, I, P, R2, R3, R4, R5, and R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)			2.25%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)			None(1)		5.00%	1.00%(2)	None
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3	R4	R5	R6
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.10%	None	0.45%	0.60%	0.50%	0.25%	None	None
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.08%
Acquired Fund Fees and Expenses	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%	1.02%	0.92%	1.37%	1.52%	1.42%	1.17%	0.92%	0.84%

(1)    A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.

(2)  A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 342	$ 588	$ 854	$ 1,613	$ 342	$ 588	$ 854	$ 1,613
Class B Shares	$ 695	$ 903	$ 1,237	$ 2,048	$ 195	$ 603	$ 1,037	$ 2,048
Class C Shares	$ 295	$ 603	$ 1,037	$ 2,243	$ 195	$ 603	$ 1,037	$ 2,243
Class F Shares	$ 104	$ 325	$ 563	$ 1,248	$ 104	$ 325	$ 563	$ 1,248
Class I Shares	$ 94	$ 293	$ 509	$ 1,131	$ 94	$ 293	$ 509	$ 1,131
Class P Shares	$ 139	$ 434	$ 750	$ 1,646	$ 139	$ 434	$ 750	$ 1,646
Class R2 Shares	$ 155	$ 480	$ 829	$ 1,813	$ 155	$ 480	$ 829	$ 1,813
Class R3 Shares	$ 145	$ 449	$ 776	$ 1,702	$ 145	$ 449	$ 776	$ 1,702
Class R4 Shares	$ 119	$ 372	$ 644	$ 1,420	$ 119	$ 372	$ 644	$ 1,420
Class R5 Shares	$ 94	$ 293	$ 509	$ 1,131	$ 94	$ 293	$ 509	$ 1,131
Class R6 Shares	$ 86	$ 268	$ 466	$ 1,037	$ 86	$ 268	$ 466	$ 1,037

Please retain this document for your future reference.